Revenues and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Disaggregation Of Revenue [Abstract]
Schedule of Disaggregation of Revenue	disaggregated revenues by types were as follows:
	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Disaggregation of revenues
Revenue by types:
Gross revenues:
Degree- or diploma-oriented post-secondary courses	822,832	1,814,178	2,021,990
Professional certification preparation and professional skills courses	145,840	161,366	155,370
Subtotal Online educational courses	968,672	1,975,544	2,177,360
Commissions	4,105	6,374	15,381
Others	1,901	587	8,100
Total revenues	974,678	1,982,505	2,200,841
Less: sales tax and surcharges	(4,516)	(8,520)	(6,939)
Total net revenues	970,162	1,973,985	2,193,902

Schedule of Movements of the Deferred Revenue

The movements of the deferred revenue for the years ended December 31, 2018 and 2019 were as follows (1):

	As of December 31,
	2018	2019
	RMB	RMB
Beginning balance (current and noncurrent)	2,110,428	3,286,025
Additions	3,214,400	2,236,638
Deductions	(2,038,803)	(2,293,893)
Ending balance (current and noncurrent)	3,286,025	3,228,770
Deferred revenue, current	1,765,085	1,670,076
Deferred revenue, non-current	1,520,940	1,558,694

(1)	Amounts presented are inclusive of VAT (see VAT in Note 2).